STOCKHOLDERS' EQUITY (Details 1)	9 Months Ended		12 Months Ended		110 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Number Of Shares Reserved For Future Issuance	28,443,213	10,959,960	22,231,627	4,415,559
Convertible Debt [Member]
Number Of Shares Reserved For Future Issuance	0	0	0	3,646,370
Warrant [Member]
Number Of Shares Reserved For Future Issuance	23,767,459	7,327,322	17,403,989	0	17,403,989
Stock Options [Member]
Number Of Shares Reserved For Future Issuance	4,675,754	3,632,638	4,827,638	769,189	4,827,638